Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Intangible Assets, Net [Abstract]
Amortization of intangible assets	$ 601,291	$ 409,442